RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Commercial property revenue	$ 5,961	$ 5,929	$ 4,849
Expenses from equity accounted investments	(331)	121	(826)
Interest expense on debt obligations	4,764	4,823	2,683
General and administrative expense	1,391	1,404	930
Related party
Disclosure of transactions between related parties [line items]
Commercial property revenue	53	57	53
Management fee income	227	163	92
Expenses from equity accounted investments	64	8	22
Interest expense on debt obligations	209	116	20
Capital calls, net funded by BNRE	0	69	0
General and administrative expense	333	345	327
Construction costs	76	66	68
Return of capital distributions on Brookfield Corporation’s interest in CanHoldco	0	0	118
Distributions on Brookfield Corporation’s interest in CanHoldco	21	49	113
Incentive fees	$ 9	$ 22	$ 45